Employee Incentive, Deferred Compensation, And Retirement Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized to grant										6,700,000
Stock-based compensation										$ 140,461	$ 186,303	$ 165,641
Provision for income tax expense (benefit)		$ 1,168	$ 41,603	$ 30,387	$ 13,507	$ 28,014	$ 10,168	$ 6,022	$ 16,858	86,665	61,062	49,231
Restricted stock units, charges at the date of modification										$ 55,900
Vesting of outstanding debenture awards	$ 51,400
Options granted during the period										0
Options outstanding during the period	11,934	11,934								11,934
Weighted average exercise price	$ 29.33	$ 29.33								$ 29.33
Contributions to the Profit Sharing Plan										$ 7,100	6,500	7,700
Incentive Stock Award Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation										246,700	190,100	142,100
Incentive Stock Award Plans [Member] | ASU No. 2016-09 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Provision for income tax expense (benefit)										$ (64,700)	4,900	$ (14,700)
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, charges at the date of modification											58,600
Common stock issued for acquisitions											$ 23,800
Restricted Stock Units and Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of stock awards outstanding	16,500,000	16,500,000								16,500,000
Unvested stock awards outstanding	12,279,000	12,279,000				16,276,000				12,279,000	16,276,000
Unrecognized compensation expense related to non-vested options	$ 251,300	$ 251,300								$ 251,300
Weighted-average period, compensation cost expected to recognized, in years										3 years 1 month 6 days
Fair value of stock awards vested										$ 185,800
Performance-based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period in years										5 years
Award performance period										4 years
Total number of stock awards outstanding	600,000	600,000								600,000
Unvested stock awards outstanding	600,000	600,000								600,000
SWAP Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Elective deferrals vested percentage	100.00%	100.00%								100.00%
Percentage of earnings deferred into company stock units	5.00%	5.00%								5.00%
Percentage of earnings deferred into company stock units, Company match	25.00%	25.00%								25.00%
Percentage of earnings deferred into company stock units, Additional elective deferral										1.00%
Minimum [Member] | Deferred Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period in years										1 year
Minimum [Member] | Incentive Stock Award Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period in years										1 year
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period in years										1 year
Minimum [Member] | Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period in years										1 year
Minimum [Member] | Performance-based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potential percentage of converted shares										0.00%
Minimum [Member] | SWAP Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period in years										1 year
Maximum [Member] | Deferred Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period in years										8 years
Maximum [Member] | Incentive Stock Award Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period in years										10 years
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period in years										10 years
Maximum [Member] | Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period in years										5 years
Maximum [Member] | Performance-based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potential percentage of converted shares										200.00%
Maximum [Member] | SWAP Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period in years										10 years